As filed with the Securities and Exchange Commission on December 30, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21141

MDT Funds
(Exact name of registrant as specified in charter)

125 CambridgePark Drive
Cambridge, MA 02140
(Address of principal executive offices) (Zip code)

John Sherman
125 CambridgePark Drive
Cambridge, MA 02140
(Name and address of agent for service)

(617)-234-2200
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

Item 1. Schedule of Investments.

MDT All Cap Core Fund
Schedule of Investments
October 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.48%
	Aerospace & Defense - 1.06%
3,000	General Dynamics Corporation	$348,900
2,200	Lockheed Martin Corporation	133,232
3,800	Raytheon Company	140,410
3,600	United Technologies Corporation	184,608
		807,150
	Air Freight & Logistics - 0.17%
3,300	Ryder System, Inc.	130,911
	Automobiles & Components - 0.07%
2,600	American Axle & Manufacturing Holdings, Inc.	56,680
	Biotechnology - 2.94%
1,100	Celgene Corporation *	61,710
24,100	Genentech, Inc. *	2,183,460
		2,245,170
	Capital Markets - 8.46%
1,800	A.G. Edwards, Inc.	76,176
20,600	The Goldman Sachs Group, Inc.	2,603,222
26,500	Merrill Lynch & Co, Inc.	1,715,610
37,900	Morgan Stanley	2,062,139
		6,457,147
	Chemicals - 0.09%
1,300	FMC Corporation *	70,772
	Commercial Banks - 4.25%
13,800	AmSouth Bancorporation	348,174
10,200	Comerica Incorporated	589,356
5,300	Fifth Third Bancorp	212,901
4,100	First BanCorp.	46,822
21,800	KeyCorp	702,832
1,600	M&T Bank Corporation	172,128
33,900	National City Corporation	1,092,597
2,300	Regions Financial Corporation	74,865
		3,239,675
	Commercial Services & Supplies - 0.78%
1,000	Administaff, Inc.	42,320
1,500	Dun & Bradstreet Corporation *	94,980
1,400	Jackson Hewitt Tax Service Inc.	34,608
1,200	Monster Worldwide Inc. *	39,372
1,400	Resources Connection, Inc. *	39,970
8,200	Robert Half International Inc.	302,416
500	Strayer Education, Inc.	44,755
		598,421
	Communications Equipment - 4.51%
91,200	Cisco Systems, Inc. *	1,591,440
20,500	Juniper Networks, Inc. *	478,265
34,500	QUALCOMM Inc	1,371,720
		3,441,425
	Computers & Peripherals - 1.98%
37,600	Dell Inc. *	1,198,688
5,600	Lexmark International, Inc. *	232,512
2,600	UNOVA, Inc. *	80,600
		1,511,800
	Construction & Engineering - 0.12%
2,600	McDermott International, Inc. *	94,458
	Construction Materials - 0.29%
3,700	Lafarge North America Inc.	223,887
	Consumer Finance - 0.86%
7,100	AmeriCredit Corp. *	158,685
9,000	SLM Corporation	499,770
		658,455
	Diversified Financial Services - 5.24%
17,400	CIT Group Inc.	795,702
1,100	GFI Group Inc. *	49,456
81,500	JPMorgan Chase & Co.	2,984,530
3,100	Moody's Corporation	165,106
		3,994,794
	Electric Utilities - 0.64%
6,700	DTE Energy Company	289,440
2,400	Edison International	105,024
2,100	Progress Energy, Inc.	91,539
		486,003
	Electronic Equipment & Instruments - 0.54%
4,800	Ingram Micro Inc. *	86,880
8,800	Jabil Circuit, Inc. *	262,680
2,500	National Instruments Corporation	59,750
		409,310
	Energy Equipment & Services - 1.79%
12,900	BJ Services Company	448,275
1,000	CARBO Ceramics Inc.	59,160
1,400	Maverick Tube Corporation *	43,344
9,500	Transocean Inc. *	546,155
4,300	Weatherford International Ltd. *	269,180
		1,366,114
	Food Products - 0.20%
600	Bunge Limited	31,164
3,800	Pilgrim's Pride Corporation	119,624
		150,788
	Health Care Equipment & Supplies - 0.33%
2,600	Dade Behring Holdings, Inc.	93,626
1,300	Intuitive Surgical, Inc. *	115,349
1,000	Kyphon Inc. *	40,090
		249,065
	Health Care Providers & Services - 3.15%
7,300	Caremark Rx, Inc. *	382,520
1,600	Community Health Systems Inc. *	59,376
3,200	Express Scripts, Inc. *	241,312
3,500	Laboratory Corporation of America Holdings *	168,875
1,800	Lincare Holdings Inc. *	73,530
900	Omnicare, Inc.	48,690
2,400	Pharmaceutical Product Development, Inc.	137,928
22,300	UnitedHealth Group Incorporated	1,290,947
		2,403,178
	Hotels Restaurants & Leisure - 0.92%
1,500	CBRL Group, Inc.	52,050
1,400	Choice Hotels International, Inc.	46,326
1,500	Hilton Hotels Corporation	29,175
1,000	Landry's Restaurants, Inc.	27,500
2,000	Las Vegas Sands Corp. *	68,600
1,300	Shuffle Master, Inc. *	32,968
13,000	Starbucks Corporation *	367,640
1,500	Yum! Brands, Inc	76,305
		700,564
	Household Durables - 3.84%
1,400	American Greetings Corporation	35,350
3,600	Beazer Homes USA, Inc.	208,620
5,700	Centex Corporation	366,795
14,200	D.R. Horton, Inc.	435,798
2,200	Harman International Industries, Incorporated	219,692
1,500	Hovnanian Enterprises, Inc. *	67,485
1,900	Leggett & Platt, Incorporated	38,076
7,400	Lennar Corporation	411,292
1,600	M.D.C. Holdings, Inc.	109,760
600	M/I Homes, Inc.	26,940
15,600	Pulte Homes, Inc.	589,524
4,200	Standard-Pacific Corp.	162,036
3,000	Technical Olympic USA, Inc.	63,420
3,800	Toll Brothers, Inc. *	140,258
2,200	WCI Communities, Inc. *	55,044
		2,930,090
	Household Products - 0.65%
9,400	Colgate-Palmolive Company	497,824
	Industrial Conglomerates - 1.63%
12,900	3M Co.	980,142
3,700	Textron Inc.	266,548
		1,246,690
	Insurance - 15.40%
40,450	The Allstate Corporation	2,135,355
1,400	AMBAC Financial Group, Inc.	99,246
2,700	American Financial Group, Inc.	92,286
3,300	American International Group, Inc.	213,840
1,400	AmerUs Group Co.	82,768
7,400	Assurant, Inc.	282,680
13,300	The Chubb Corporation	1,236,501
6,900	Conseco, Inc. *	140,070
5,900	Genworth Financial Inc.	186,971
18,000	Hartford Financial Services Group, Inc.	1,435,500
1,500	Horace Mann Educators Corporation	29,115
1,600	LandAmerica Financial Group, Inc.	101,056
5,700	Loews Corporation	529,986
2,400	MBIA Inc.	139,776
3,100	Mercury General Corporation	187,395
46,100	Metlife, Inc.	2,277,801
3,800	Nationwide Financial Services, Inc. - Class A	153,482
2,200	Ohio Casualty Corporation	60,016
1,100	Protective Life Corporation	48,224
7,100	SAFECO Corporation	395,470
1,000	Selective Insurance Group, Inc.	54,910
28,400	The St. Paul Travelers Companies, Inc.	1,278,852
1,400	StanCorp Financial Group, Inc.	128,940
900	State Auto Financial Corporation	29,646
1,200	Stewart Information Services Corporation	61,116
1,200	Torchmark Corporation	63,396
7,050	W.R. Berkley Corporation	308,085
		11,752,483
	Internet & Catalog Retail - 1.37%
1,800	Coldwater Creek Inc. *	48,582
25,100	eBay, Inc. *	993,960
		1,042,542
	Internet Software & Services - 0.37%
4,500	CNET Networks, Inc. *	61,155
900	Websense, Inc. *	53,172
4,600	Yahoo! Inc. *	170,062
		284,389
	IT Services - 0.53%
2,300	Computer Sciences Corporation *	117,875
2,100	Fiserv, Inc. *	91,728
1,000	Global Payments Inc.	42,850
3,900	Iron Mountain Incorporated *	152,100
		404,553
	Machinery - 1.61%
5,100	Danaher Corporation	265,710
11,600	Deere & Company	703,888
900	Dover Corporation	35,082
1,400	ITT Industries, Inc.	142,240
1,800	Joy Global Inc.	82,566
		1,229,486
	Marine - 0.05%
700	Kirby Corporation *	36,169
	Media - 0.71%
1,300	Getty Images, Inc. *	107,913
900	John Wiley & Sons, Inc.	35,280
4,800	Omnicom Group Inc.	398,208
		541,401
	Metals & Mining - 2.40%
1,000	Carpenter Technology Corporation	60,300
2,700	Commercial Metals Company	85,833
9,800	Nucor Corporation	586,530
4,300	Peabody Energy Corporation	336,088
5,400	Phelps Dodge Corporation	650,538
2,400	Steel Dynamics, Inc.	74,328
2,000	Worthington Industries, Inc.	40,240
		1,833,857
	Multiline Retail - 0.47%
2,800	Dollar General Corporation	54,432
4,700	J.C. Penney Company, Inc.	240,640
3,700	Saks Incorporated *	67,155
		362,227
	Multi-Utilities & Unregulated Power - 0.28%
3,400	ONEOK, Inc.	97,716
9,200	Reliant Energy Inc. *	116,840
		214,556
	Oil & Gas - 17.34%
8,000	Amerada Hess Corporation	1,000,800
20,700	Anadarko Petroleum Corporation	1,877,697
21,200	Apache Corporation	1,353,196
47,300	ChevronTexaco Corporation	2,699,411
31,300	ConocoPhillips	2,046,394
1,500	The Houston Exploration Company *	77,325
5,500	Kerr-McGee Corporation	467,720
19,000	Marathon Oil Corporation	1,143,040
1,800	Murphy Oil Corporation	84,330
5,900	Newfield Exploration Company *	267,447
22,000	Occidental Petroleum Corporation	1,735,360
2,900	OMI Corporation	52,432
2,400	Overseas Shipholding Group, Inc.	114,240
3,700	Pogo Producing Company	186,850
1,400	Stone Energy Corporation *	64,260
1,400	Swift Energy Company *	61,124
		13,231,626
	Paper & Forest Products - 0.21%
6,300	Louisiana-Pacific Corporation	157,059
	Pharmaceuticals - 0.43%
16,000	Schering-Plough Corporation	325,440
	Road & Rail - 2.81%
1,300	Arkansas Best Corporation	50,388
30,500	Burlington Northern Santa Fe Corporation	1,892,830
3,600	CSX Corporation	164,916
2,000	Swift Transportation Co., Inc. *	36,500
		2,144,634
	Semiconductor & Semiconductor Equipment - 3.31%
9,200	Microchip Technology, Incorporated	277,564
1,200	Microsemi Corporation *	27,804
77,800	Texas Instruments Incorporated	2,221,190
		2,526,558
	Software - 0.64%
3,100	Autodesk, Inc.	139,903
1,100	Fair Isaac Corporation	45,936
2,600	Intuit Inc. *	119,418
7,800	Red Hat, Inc. *	181,116
		486,373
	Specialty Retail - 1.34%
1,900	Borders Group, Inc.	37,297
6,600	Chico's FAS, Inc. *	260,964
20,200	The Gap, Inc.	349,056
1,500	Guess?, Inc. *	40,680
7,400	Urban Outfitters, Inc. *	209,642
2,300	Weight Watchers International, Inc. *	120,911
		1,018,550
	Textiles, Apparel & Luxury Goods - 0.88%
1,300	Carter's, Inc. *	82,095
17,600	Coach, Inc. *	566,368
600	Columbia Sportswear Company *	25,458
		673,921
	Thrifts & Mortgage Finance - 2.38%
8,025	Astoria Financial Corporation	224,299
1,500	Downey Financial Corp.	91,425
1,300	FirstFed Financial Corp. *	69,537
10,000	Golden West Financial Corporation	587,300
5,500	MGIC Investment Corporation	325,820
2,400	NewAlliance Bancshares, Inc.	34,608
5,400	The PMI Group, Inc.	215,352
5,100	Radian Group Inc.	265,710
		1,814,051
	Trading Companies & Distributors - 0.44%
3,100	Fastenal Company	217,403
1,800	MSC Industrial Direct Co., Inc.	68,724
900	Watsco, Inc.	51,147
		337,274
	TOTAL COMMON STOCKS (Cost $66,678,596)	74,387,520
Principal
Amount
	SHORT TERM INVESTMENTS - 2.14%

$ 1,533,000	FHLB D Note, 3.502%, 11/01/2005	1,533,000
Shares
	Investment Companies - 0.13%
99,074	SEI Daily Income Trust Government Fund - Class B	99,074
	TOTAL SHORT TERM INVESTMENTS (Cost $1,632,074)	1,632,074
	Total Investments (Cost $68,310,670) - 99.62%	76,019,594
	Other Assets in Excess of Liabilities - 0.38%	287,486
	TOTAL NET ASSETS - 100.00%	$76,307,080

* Non Income Producing

MDT Tax Aware/All Cap Core Fund
Schedule of Investments
October 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.27%
	Aerospace & Defense - 2.19%
92	General Dynamics Corporation	$10,700
55	Lockheed Martin Corporation	3,331
100	Raytheon Company	3,695
58	United Technologies Corporation	2,974
		20,700
	Air Freight & Logistics - 0.28%
66	Ryder System, Inc.	2,618
	Biotechnology - 3.07%
131	Amgen Inc. *	9,925
210	Genentech, Inc. *	19,026
		28,951
	Capital Markets - 10.11%
320	The Goldman Sachs Group, Inc.	40,438
135	Lehman Brothers Holdings Inc.	16,156
231	Merrill Lynch & Co, Inc.	14,955
439	Morgan Stanley	23,886
		95,435
	Commercial Banks - 7.07%
170	AmSouth Bancorporation	4,289
208	Comerica Incorporated	12,018
268	Fifth Third Bancorp	10,765
91	Huntington Bancshares Incorporated	2,117
435	KeyCorp	14,024
20	M&T Bank Corporation	2,152
507	National City Corporation	16,341
154	Regions Financial Corporation	5,013
		66,719
	Commercial Services & Supplies - 0.46%
117	Robert Half International Inc.	4,315
	Communications Equipment - 6.50%
1,834	Cisco Systems, Inc. *	32,003
738	QUALCOMM Inc	29,343
		61,346
	Computers & Peripherals - 3.32%
982	Dell Inc. *	31,306
	Construction Materials - 0.42%
65	Lafarge North America Inc.	3,933
	Consumer Finance - 1.14%
116	AmeriCredit Corp. *	2,593
147	SLM Corporation	8,163
		10,756
	Diversified Financial Services - 6.56%
194	CIT Group Inc.	8,872
1,244	JPMorgan Chase & Co.	45,555
140	Moody's Corporation	7,456
		61,883
	Electric Utilities - 0.92%
136	DTE Energy Company	5,875
9	Entergy Corporation	637
51	Progress Energy, Inc.	2,223
		8,735
	Electronic Equipment & Instruments - 0.24%
77	Jabil Circuit, Inc. *	2,298
	Energy Equipment & Services - 1.21%
127	BJ Services Company	4,413
72	Transocean Inc. *	4,139
46	Weatherford International Ltd. *	2,880
		11,432
	Food Products - 0.20%
61	Pilgrim's Pride Corporation	1,920
	Health Care Providers & Services - 5.42%
101	Caremark Rx, Inc. *	5,292
50	Express Scripts, Inc. *	3,770
49	Laboratory Corporation of America Holdings *	2,364
27	Omnicare, Inc.	1,461
31	Pharmaceutical Product Development, Inc.	1,782
630	UnitedHealth Group Incorporated	36,471
		51,140
	Hotels Restaurants & Leisure - 0.75%
70	Hilton Hotels Corporation	1,362
204	Starbucks Corporation *	5,769
		7,131
	Household Durables - 4.15%
36	Beazer Homes USA, Inc.	2,086
68	Centex Corporation	4,376
274	D.R. Horton, Inc.	8,409
48	Harman International Industries, Incorporated	4,793
117	Lennar Corporation	6,503
234	Pulte Homes, Inc.	8,843
25	The Ryland Group, Inc.	1,683
64	Standard-Pacific Corp.	2,469
		39,162
	Household Products - 0.40%
71	Colgate-Palmolive Company	3,760
	Industrial Conglomerates - 1.24%
84	3M Co.	6,382
74	Textron Inc.	5,331
		11,713
	Insurance - 12.13%
188	The Allstate Corporation	9,924
66	AMBAC Financial Group, Inc.	4,679
1	American International Group, Inc.	65
123	Assurant, Inc.	4,698
120	Conseco, Inc. *	2,436
213	Hartford Financial Services Group, Inc.	16,987
62	Loews Corporation	5,765
72	MBIA Inc.	4,193
47	Mercury General Corporation	2,841
881	Metlife, Inc.	43,530
148	SAFECO Corporation	8,244
33	The St. Paul Travelers Companies, Inc.	1,486
17	StanCorp Financial Group, Inc.	1,566
61	Torchmark Corporation	3,223
110	W.R. Berkley Corporation	4,807
		114,444
	Internet & Catalog Retail - 1.35%
323	eBay, Inc. *	12,791
	Internet Software & Services - 0.72%
185	Yahoo! Inc. *	6,839
	IT Services - 0.91%
98	Computer Sciences Corporation *	5,022
48	Fiserv, Inc. *	2,097
37	Iron Mountain Incorporated *	1,443
		8,562
	Machinery - 1.16%
97	Deere & Company	5,886
35	Dover Corporation	1,364
36	ITT Industries, Inc.	3,658
		10,908
	Media - 1.35%
33	The McGraw-Hill Companies, Inc.	1,615
108	Omnicom Group Inc.	8,960
69	Viacom Inc. - Class B	2,137
		12,712
	Metals & Mining - 2.08%
92	Nucor Corporation	5,506
55	Peabody Energy Corporation	4,299
82	Phelps Dodge Corporation	9,879
		19,684
	Multi-Utilities & Unregulated Power - 0.24%
182	Reliant Energy Inc. *	2,311
	Oil & Gas - 13.98%
99	Amerada Hess Corporation	12,385
283	Anadarko Petroleum Corporation	25,671
423	Apache Corporation	27,000
434	ChevronTexaco Corporation	24,769
144	Marathon Oil Corporation	8,663
70	Newfield Exploration Company *	3,173
347	Occidental Petroleum Corporation	27,371
58	Pogo Producing Company	2,929
		131,961
	Paper & Forest Products - 0.25%
95	Louisiana-Pacific Corporation	2,368
	Pharmaceuticals - 0.29%
134	Schering-Plough Corporation	2,726
	Road & Rail - 0.54%
38	Burlington Northern Santa Fe Corporation	2,358
59	CSX Corporation	2,703
1	Norfolk Southern Corporation	40
		5,101
	Semiconductor & Semiconductor Equipment - 3.37%
82	Microchip Technology, Incorporated	2,474
84	Micron Technology, Inc. *	1,091
989	Texas Instruments Incorporated	28,236
		31,801
	Software - 1.47%
74	Autodesk, Inc.	3,339
76	Intuit Inc. *	3,491
337	Oracle Corporation *	4,273
118	Red Hat, Inc. *	2,740
		13,843
	Specialty Retail - 0.45%
62	Chico's FAS, Inc. *	2,452
62	Urban Outfitters, Inc. *	1,756
		4,208
	Textiles, Apparel & Luxury Goods - 0.57%
166	Coach, Inc. *	5,342
	Thrifts & Mortgage Finance - 1.39%
92	MGIC Investment Corporation	5,450
85	The PMI Group, Inc.	3,390
82	Radian Group Inc.	4,272
		13,112
	Trading Companies & Distributors - 0.37%
50	Fastenal Company	3,506
	TOTAL COMMON STOCKS (Cost $917,117)	927,472
	SHORT TERM INVESTMENTS - 1.81%
	Investment Companies - 1.81%
17,031	SEI Daily Income Trust Government Fund - Class B	17,031
	TOTAL SHORT TERM INVESTMENTS (Cost $17,031)	17,031
	Total Investments (Cost $934,148) - 100.08%	944,503
	Liabilities in Excess of Other Assets - (0.08)%	(716)
	TOTAL NET ASSETS - 100.00%	$943,787

* Non Income Producing

MDT Large Cap Growth Fund
Schedule of Investments
October 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.65%
	Beverages - 3.50%
328	Anheuser-Busch Companies, Inc.	$13,533
	Biotechnology - 6.17%
72	Amgen Inc. *	5,455
58	Celgene Corporation *	3,254
167	Genentech, Inc. *	15,130
		23,839
	Capital Markets - 0.43%
4	Ameriprise Financial, Inc.	149
48	Mellon Financial Corporation	1,521
		1,670
	Commercial Services & Supplies - 1.39%
75	Pitney Bowes Inc.	3,156
60	Robert Half International Inc.	2,213
		5,369
	Communications Equipment - 4.24%
412	QUALCOMM Inc	16,381
	Computers & Peripherals - 1.48%
411	EMC Corporation *	5,738
	Construction Materials - 0.41%
20	Martin Marietta Materials, Inc.	1,578
	Diversified Financial Services - 0.38%
4	Chicago Mercantile Exchange Holdings Inc. *	1,461
	Electronic Equipment & Instruments - 1.04%
36	CDW Corporation	2,029
67	Jabil Circuit, Inc. *	2,000
		4,029
	Energy Equipment & Services - 7.52%
112	BJ Services Company	3,892
67	Diamond Offshore Drilling	3,783
61	ENSCO International, Incorporated	2,781
24	Grant Prideco, Inc. *	933
12	Helmerich & Payne, Inc.	665
65	Noble Corporation	4,185
56	Schlumberger Limited	5,083
135	Transocean Inc. *	7,761
		29,083
	Food & Staples Retailing - 4.97%
406	Wal-Mart Stores, Inc.	19,208
	Food Products - 1.48%
161	H.J. Heinz Company	5,715
	Health Care Equipment & Supplies - 0.31%
26	Varian Medical Systems, Inc. *	1,185
	Health Care Providers & Services - 9.16%
210	Caremark Rx, Inc. *	11,004
11	Cerner Corporation *	929
56	Express Scripts, Inc. *	4,223
27	Lincare Holdings Inc. *	1,103
15	Pharmaceutical Product Development, Inc.	862
299	UnitedHealth Group Incorporated	17,309
		35,430
	Hotels Restaurants & Leisure - 4.55%
145	Las Vegas Sands Corp. *	4,973
446	Starbucks Corporation *	12,613
		17,586
	Household Durables - 2.30%
62	Fortune Brands, Inc.	4,710
42	Harman International Industries, Incorporated	4,194
		8,904
	Household Products - 3.92%
24	The Clorox Company	1,299
244	Kimberly-Clark Corporation	13,869
		15,168
	Industrial Conglomerates - 3.67%
187	3M Co.	14,208
	Internet Software & Services - 3.71%
388	Yahoo! Inc. *	14,344
	IT Services - 3.48%
25	Affiliated Computer Services, Inc. *	1,353
29	CheckFree Corp. *	1,233
205	First Data Corporation	8,292
37	Iron Mountain Incorporated *	1,443
29	Paychex, Inc.	1,124
		13,445
	Machinery - 1.51%
69	Illinois Tool Works Inc.	5,848
	Media - 1.03%
108	EchoStar Communications Corporation	2,902
13	Getty Images, Inc. *	1,079
		3,981
	Metals & Mining - 2.99%
45	CONSOL Energy Inc.	2,740
87	Freeport-McMoRan Copper & Gold, Inc.	4,300
58	Peabody Energy Corporation	4,533
		11,573
	Oil & Gas - 0.70%
20	Plains Exploration & Production Company *	780
37	Ultra Petroleum Corp. *	1,942
		2,722
	Personal Products - 0.37%
33	Alberto-Culver Company	1,433
	Pharmaceuticals - 9.69%
419	Abbott Laboratories	18,038
53	Allergan, Inc.	4,733
37	Barr Pharmaceuticals Inc. *	2,126
86	Eli Lilly and Company *	4,282
407	Schering-Plough Corporation	8,278
		37,457
	Semiconductor & Semiconductor Equipment - 5.91%
65	Microchip Technology, Incorporated	1,961
70	NVIDIA Corporation *	2,348
650	Texas Instruments Incorporated	18,558
		22,867
	Software - 2.91%
34	Adobe Systems Incorporated	1,097
48	Autodesk, Inc.	2,166
231	Microsoft Corporation	5,937
88	Red Hat, Inc. *	2,043
		11,243
	Specialty Retail - 7.22%
22	Abercrombie & Fitch Co.	1,144
52	Advance Auto Parts, Inc. *	1,950
45	Bed Bath & Beyond Inc. *	1,823
86	Chico's FAS, Inc. *	3,401
291	Lowe's Companies, Inc.	17,684
68	Urban Outfitters, Inc. *	1,926
		27,928
	Textiles, Apparel & Luxury Goods - 1.67%
201	Coach, Inc. *	6,468
	Trading Companies & Distributors - 0.54%
30	Fastenal Company	2,104
	TOTAL COMMON STOCKS (Cost $378,810)	381,498
	SHORT TERM INVESTMENTS - 2.11%
	Money Market Mutual Funds - 2.11%
8,175	SEI Daily Income Trust Government Fund - Class B	8,175
	TOTAL SHORT TERM INVESTMENTS (Cost $8,176)	8,175
	Total Investments (Cost $386,986) - 100.76%	389,673
	Liabilities in Excess of Other Assets - (0.76)%	(2,935)
	TOTAL NET ASSETS - 100.00%	$386,738

* Non Income Producing

MDT Mid Cap Growth Fund
Schedule of Investments
October 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.77%
	Aerospace & Defense - 2.63%
136	Precision Castparts Corp.	$6,441
21	Rockwell Collins, Inc.	962
		7,403
	Air Freight & Logistics - 0.15%
12	C.H. Robinson Worldwide, Inc.	423
	Auto Components - 0.83%
149	The Goodyear Tire & Rubber Company *	2,330
	Automobiles - 0.28%
24	Thor Industries, Inc.	783
	Building Products - 1.46%
108	American Standard Companies Inc.	4,108
	Commercial Banks - 0.77%
20	Cullen/Frost Bankers, Inc.	1,057
41	TCF Financial Corporation	1,111
		2,168
	Commercial Services & Supplies - 1.75%
9	Deluxe Corporation	300
29	Herman Miller, Inc.	795
77	Monster Worldwide Inc. *	2,526
33	West Corporation *	1,302
		4,923
	Communications Equipment - 3.24%
222	Harris Corporation	9,124
	Computers & Peripherals - 2.54%
237	NCR Corporation *	7,162
	Containers & Packaging - 0.48%
83	Crown Holdings, Inc. *	1,346
	Diversified Financial Services - 7.64%
20	Chicago Mercantile Exchange Holdings Inc.	7,303
267	Moody's Corporation	14,220
		21,523
	Electrical Equipment - 0.74%
51	AMETEK, Inc.	2,077
	Electronic Equipment & Instruments - 1.05%
74	Amphenol Corporation	2,958
	Energy Equipment & Services - 2.46%
6	Diamond Offshore Drilling	339
122	Grant Prideco, Inc. *	4,745
9	Noble Corporation	579
30	Smith International, Inc.	972
5	Weatherford International Ltd. *	313
		6,948
	Food Products - 4.25%
337	H.J. Heinz Company	11,964
	Health Care Equipment & Supplies - 3.92%
112	Dade Behring Holdings, Inc.	4,033
63	Fisher Scientific International Inc. *	3,560
39	Intuitive Surgical, Inc. *	3,460
		11,053
	Health Care Providers & Services - 8.09%
29	Community Health Systems Inc. *	1,076
127	Express Scripts, Inc. *	9,577
79	Lincare Holdings Inc. *	3,227
165	Omnicare, Inc.	8,927
		22,807
	Hotels Restaurants & Leisure - 2.73%
29	CBRL Group, Inc.	1,006
344	Hilton Hotels Corporation	6,691
		7,697
	Household Durables - 3.54%
104	The Black & Decker Corporation	8,542
63	Newell Rubbermaid Inc.	1,448
		9,990
	Household Products - 1.15%
64	Energizer Holdings, Inc. *	3,231
	Industrial Conglomerates - 0.71%
30	Carlisle Companies Incorporated	2,001
	Internet Software & Services - 0.38%
62	Akamai Technologies, Inc. *	1,075
	IT Services - 11.51%
133	Affiliated Computer Services, Inc. *	7,197
93	Alliance Data Systems Corporation *	3,307
42	Anteon International Corporation *	1,898
106	Global Payments Inc.	4,542
102	Iron Mountain Incorporated *	3,978
297	Paychex, Inc.	11,512
		32,434
	Machinery - 7.92%
134	Dover Corporation	5,223
42	IDEX Corporation	1,681
116	ITT Industries, Inc.	11,786
83	Oshkosh Truck Corporation	3,615
		22,305
	Media - 3.12%
280	EchoStar Communications Corporation	7,524
41	Valassis Communications, Inc. *	1,281
		8,805
	Metals & Mining - 6.90%
81	CONSOL Energy Inc.	4,933
276	Freeport-McMoRan Copper & Gold, Inc.	13,640
11	Peabody Energy Corporation	860
		19,433
	Multiline Retail - 1.02%
83	Nordstrom, Inc.	2,876
	Oil & Gas - 4.19%
225	Ultra Petroleum Corp. *	11,810
	Software - 5.49%
33	Adobe Systems Incorporated	1,064
319	Autodesk, Inc.	14,397
		15,461
	Specialty Retail - 4.05%
124	Chico's FAS, Inc. *	4,903
23	Regis Corporation	882
23	The Sherwin-Williams Company	979
164	Urban Outfitters, Inc. *	4,646
		11,410
	Textiles, Apparel & Luxury Goods - 3.78%
331	Coach, Inc. *	10,652
	TOTAL COMMON STOCKS (Cost $272,707)	278,280
	SHORT TERM INVESTMENTS - 2.02%
	Money Marker Mutual Funds - 2.02%
5,697	SEI Daily Income Trust Government Fund - Class B	5,697
	TOTAL SHORT TERM INVESTMENTS (Cost $5,696)	5,697
	Total Investments (Cost $278,403) - 100.79%	283,977
	Liabilities in Excess of Other Assets - (0.79)%	(2,233)
	TOTAL NET ASSETS - 100.00%	$281,744

* Non Income Producing

MDT Small Cap Core Fund
Schedule of Investments
October 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.31%
	Aerospace & Defense - 1.51%
49	Armor Holdings, Inc. *	$2,191
20	Kaman Corporation	468
		2,659
	Auto Components - 0.39%
42	Tenneco Inc. *	694
	Beverages - 1.23%
43	Hansen Natural Corporation *	2,172
	Building Products - 3.05%
87	Lennox International Inc.	2,426
75	Simpson Manufacturing Co., Inc.	2,960
		5,386
	Capital Markets - 2.29%
66	Investment Technology Group, Inc. *	2,146
59	LaBranche & Co Inc. *	563
39	Piper Jaffray Companies, Inc. *	1,339
		4,048
	Chemicals - 2.07%
47	FMC Corporation *	2,559
99	Hercules Incorporated *	1,103
		3,662
	Commercial Banks - 3.02%
14	Chemical Financial Corporation	451
14	City Holding Company	513
92	First BanCorp.	1,051
21	Frontier Financial Corporation	677
52	Hanmi Financial Corporation	952
23	Irwin Financial Corporation	480
41	Republic Bancorp Inc.	560
28	Susquehanna Bancshares, Inc.	646
		5,330
	Commercial Services & Supplies - 3.57%
40	Administaff, Inc.	1,693
67	IKON Office Solutions, Inc.	669
24	Jackson Hewitt Tax Service Inc.	593
20	Mobile Mini, Inc. *	934
63	Resources Connection, Inc. *	1,799
7	Strayer Education, Inc.	626
		6,314
	Communications Equipment - 1.25%
25	Black Box Corporation	1,003
62	CommScope, Inc. *	1,210
		2,213
	Computers & Peripherals - 4.58%
97	Electronics for Imaging, Inc. *	2,436
46	Intergraph Corporation *	2,225
41	Komag, Incorporated *	1,100
75	UNOVA, Inc. *	2,325
		8,086
	Construction & Engineering - 1.60%
78	McDermott International, Inc. *	2,834
	Construction Materials - 1.27%
21	Eagle Materials Inc.	2,236
	Consumer Finance - 0.28%
18	ASTA Funding, Inc.	488
	Containers & Packaging - 0.67%
37	Silgan Holdings Inc.	1,190
	Deep Sea Foreign Transportation of Freight - 0.24%
14	Maritrans Inc.	417
	Diversified Consumer Services - 0.30%
32	Escala Group, Inc. *	527
	Diversified Financial Services - 1.09%
43	GFI Group Inc. *	1,933
	Diversified Metals & Mining - 0.49%
23	Foundation Coal Holdings, Inc.	862
	Diversified Telecommunication Services - 0.39%
19	Commonwealth Telephone Enterprises, Inc.	682
	Electric Utilities - 0.86%
91	Duquesne Light Holdings Inc.	1,519
	Electrical Equipment - 1.41%
17	A.O. Smith Corporation	550
38	Acuity Brands, Inc.	1,057
20	The Lamson & Sessions Co. *	392
27	LSI Industries Inc.	486
		2,485
	Electronic Equipment & Instruments - 0.42%
28	Multi-Fineline Electronix, Inc. *	745
	Energy Equipment & Services - 8.14%
13	Cal Dive International, Inc. *	800
7	CARBO Ceramics Inc.	414
20	Dril-Quip, Inc. *	818
35	Helmerich & Payne, Inc.	1,939
69	Oil States International, Inc. *	2,284
62	RPC, Inc.	1,703
78	Superior Energy Services, Inc. *	1,590
47	TETRA Technologies, Inc. *	1,315
51	Unit Corporation *	2,672
28	W-H Energy Services, Inc. *	848
		14,383
	Food & Staples Retailing - 0.78%
64	Casey's General Stores, Inc.	1,381
	Health Care Equipment & Supplies - 1.44%
21	ICU Medical, Inc. *	733
45	Kyphon Inc. *	1,804
		2,537
	Health Care Providers & Services - 1.16%
34	LCA-Vision Inc.	1,428
44	The TriZetto Group, Inc. *	624
		2,052
	Hospital And Medical Service Plans - 0.71%
40	WellCare Health Plans Inc *	1,260
	Hotels Restaurants & Leisure - 0.86%
20	Ambassadors Group, Inc.	520
15	Jack in the Box Inc. *	445
22	Shuffle Master, Inc. *	558
		1,523
	Household Durables - 5.53%
18	Beazer Homes USA, Inc.	1,043
51	Champion Enterprises, Inc. *	708
14	Ethan Allen Interiors Inc.	474
24	M.D.C. Holdings, Inc.	1,646
25	M/I Homes, Inc.	1,123
19	Meritage Homes Corporation *	1,183
25	Orleans Homebuilders, Inc.	498
37	The Ryland Group, Inc.	2,490
24	WCI Communities, Inc. *	600
		9,765
	Information Retrieval Services - 0.20%
13	Bankrate, Inc. *	347
	Insurance - 8.29%
7	American Physicians Capital, Inc. *	296
33	AmerUs Group Co.	1,951
10	Delphi Financial Group, Inc.	468
54	Horace Mann Educators Corporation	1,048
15	Infinity Property & Casualty Corporation	558
33	LandAmerica Financial Group, Inc.	2,084
59	Ohio Casualty Corporation	1,610
28	ProAssurance Corporation *	1,311
42	RLI Corp.	2,258
17	Safety Insurance Group, Inc.	639
25	Selective Insurance Group, Inc.	1,373
32	State Auto Financial Corporation	1,054
		14,650
	Internet & Catalog Retail - 1.44%
74	Coldwater Creek Inc. *	1,997
27	Stamps.com Inc. *	545
		2,542
	Internet Software & Services - 2.13%
54	aQuantive, Inc. *	1,169
27	Digital River, Inc. *	757
25	j2 Global Communications, Inc. *	1,105
54	United Online, Inc.	724
		3,755
	IT Services - 1.33%
72	CSG Systems International, Inc. *	1,693
45	Sykes Enterprises, Incorporated *	650
		2,343
	Machinery - 3.37%
25	Astec Industries, Inc. *	709
39	Barnes Group Inc.	1,365
20	Cascade Corporation	974
14	Ceradyne, Inc. *	549
27	Lincoln Electric Holdings, Inc.	1,068
10	The Middleby Corporation *	725
10	Reliance Steel & Aluminum Co.	570
		5,960
	Marine - 0.82%
28	Kirby Corporation *	1,447
	Media - 0.32%
35	Journal Register Company	561
	Metals & Mining - 2.80%
8	Carpenter Technology Corporation	482
77	Commercial Metals Company	2,448
9	Quanex Corporation	521
14	Schnitzer Steel Industries, Inc.	447
22	Titanium Metals Corporation *	1,038
		4,936
	Oil & Gas - 5.56%
10	Berry Petroleum Company	599
22	Cabot Oil & Gas Corporation	1,007
10	Denbury Resources Inc. *	436
18	Encore Acquisition Company *	618
17	Frontier Oil Corporation	627
41	Holly Corporation	2,362
9	The Houston Exploration Company *	464
21	Penn Virginia Corporation	1,141
14	Petroleum Development Corporation *	470
20	St. Mary Land & Exploration Company	680
8	Stone Energy Corporation *	367
12	Swift Energy Company *	524
18	W&T Offshore, Inc.	526
		9,821
	Prepackaged Software - 0.82%
122	Foundry Networks, Inc. *	1,455
	Real Estate Agents and Managers - 0.25%
30	HouseValues, Inc. *	442
	Road & Rail - 0.89%
27	AMERCO	1,575
	Security Brokers, Dealers, and Flotation Companies - 0.77%
72	optionsXpress Holdings Inc.	1,358
	Semiconductor & Semiconductor Equipment - 1.89%
13	Cymer, Inc. *	453
42	Genesis Microchip Incorporated *	808
98	Micrel, Incorporated *	980
22	Microsemi Corporation *	510
16	Supertex, Inc. *	586
		3,337
	Semiconductors and Related Devices - 0.24%
22	Netlogic Microsystems Inc. *	430
	Software - 2.98%
53	Advent Software, Inc. *	1,628
90	Informatica Corporation *	1,071
33	JDA Software Group, Inc. *	534
10	MicroStrategy Incorporated *	709
49	Transaction Systems Architects, Inc. *	1,323
		5,265
	Specialty Retail - 6.16%
13	The Buckle, Inc.	479
16	Building Materials Holding Corporation	1,360
76	Charming Shoppes, Inc. *	851
52	The Dress Barn, Inc. *	1,382
63	Guess?, Inc. *	1,709
42	The Gymboree Corporation *	743
36	Select Comfort Corporation *	788
47	Too Inc. *	1,335
14	United Auto Group, Inc.	472
62	Urban Outfitters, Inc. *	1,757
		10,876
	Surgical and Medical Instruments and Apparatus - 0.51%
20	Foxhollow Technologies Inc. *	906
	Telephone Communications, Except Radiotelephone - 0.29%
31	Iowa Telecommunications Services Incorporated	512
	Textiles, Apparel & Luxury Goods - 2.63%
44	Carter's, Inc. *	2,779
28	Oxford Industries, Inc.	1,379
19	Steven Madden, Ltd. *	487
		4,645
	Thrifts & Mortgage Finance - 4.50%
19	Anchor BanCorp Wisconsin, Inc.	602
43	Corus Bankshares, Inc.	2,361
36	Downey Financial Corp.	2,194
29	FirstFed Financial Corp. *	1,551
30	MAF Bancorp, Inc.	1,246
		7,954
	Trading Companies & Distributors - 0.52%
12	MSC Industrial Direct Co., Inc.	458
8	Watsco, Inc.	455
		913
	TOTAL COMMON STOCKS (Cost $176,432)	175,413
	SHORT TERM INVESTMENTS - 2.04%
	Money Market Mutual Funds - 2.04%
3,608	SEI Daily Income Trust Government Fund - Class B	3,608
	TOTAL SHORT TERM INVESTMENTS (Cost $3,608)	3,608
	Total Investments (Cost $180,040) - 101.35%	179,021
	Liabilities in Excess of Other Assets - (1.35)%	(2,386)
	TOTAL NET ASSETS - 100.00%	$176,635

* Non Income Producing

MDT Small Cap Growth Fund
Schedule of Investments
October 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.23%
	Aerospace & Defense - 1.51%
17	EDO Corporation	$491
72	Teledyne Technologies Incorporated *	2,539
		3,030
	Air Freight & Logistics - 1.05%
36	Forward Air Corporation	1,276
23	Hub Group, Inc. *	837
		2,113
	Airlines - 0.37%
49	AirTran Holdings, Inc. *	733
	Beverages - 0.93%
37	Hansen Natural Corporation *	1,869
	Biotechnology - 0.69%
16	Neurocrine Biosciences, Inc. *	845
49	OraSure Technologies, Inc. *	540
		1,385
	Building Products - 3.11%
82	Lennox International Inc.	2,287
100	Simpson Manufacturing Co., Inc.	3,946
		6,233
	Capital Markets - 1.79%
6	BlackRock, Inc.	569
63	Greenhill & Co., Inc	3,021
		3,590
	Commercial Banks - 0.31%
54	First BanCorp.	617
	Commercial Services & Supplies - 6.27%
52	Administaff, Inc.	2,201
62	Asset Acceptance Capital Corp. *	1,642
10	Bright Horizons Family Solutions, Inc. *	400
33	CDI Corp.	910
11	CoStar Group Inc. *	527
15	Heidrick & Struggles International, Inc. *	484
55	John H. Harland Company	2,287
28	Mobile Mini, Inc. *	1,307
83	Resources Connection, Inc. *	2,370
5	Strayer Education, Inc.	448
		12,576
	Communications Equipment - 0.90%
40	Avocent Corporation *	1,226
30	InterDigital Communications Corporation *	576
		1,802
	Computers & Peripherals - 4.85%
145	Emulex Corporation *	2,684
60	Intergraph Corporation *	2,903
20	Komag, Incorporated *	536
116	UNOVA, Inc. *	3,596
		9,719
	Construction & Engineering - 1.77%
98	McDermott International, Inc. *	3,560
	Construction Materials - 1.11%
21	Eagle Materials Inc.	2,236
	Consumer Finance - 1.06%
9	ASTA Funding, Inc.	244
51	Nelnet, Inc. *	1,892
		2,136
	Containers & Packaging - 1.45%
45	Crown Holdings, Inc. *	730
68	Silgan Holdings Inc.	2,187
		2,917
	Deep Sea Foreign Transportation of Freight - 0.27%
18	Maritrans Inc.	537
	Diversified Consumer Services - 0.28%
34	Escala Group, Inc. *	560
	Diversified Financial Services - 1.14%
51	GFI Group Inc. *	2,293
	Eating Places - 1.30%
109	Domino's Pizza, Inc.	2,607
	Electrical Equipment - 0.25%
28	II-VI Incorporated *	499
	Electronic Equipment & Instruments - 2.19%
17	Cognex Corporation	486
26	Global Imaging Systems, Inc. *	926
37	MTS Systems Corporation	1,478
38	Multi-Fineline Electronix, Inc. *	1,012
29	Paxar Corporation *	498
		4,400
	Energy Equipment & Services - 10.05%
29	Cal Dive International, Inc. *	1,785
42	CARBO Ceramics Inc.	2,485
21	Dril-Quip, Inc. *	859
40	Global Industries, Ltd. *	508
62	Grey Wolf, Inc. *	476
22	GulfMark Offshore, Inc. *	628
29	Lone Star Technologies, Inc. *	1,327
20	Maverick Tube Corporation *	619
34	Oceaneering International, Inc. *	1,636
32	Offshore Logistics, Inc. *	1,088
55	Oil States International, Inc. *	1,820
108	Superior Energy Services, Inc. *	2,201
63	TETRA Technologies, Inc. *	1,762
38	Unit Corporation *	1,991
15	Veritas DGC Inc. *	483
16	W-H Energy Services, Inc. *	485
		20,153
	Farm Supplies - 0.25%
26	UAP Holding Corp.	497
	Food & Staples Retailing - 0.48%
23	Longs Drug Stores Corporation	959
	Health Care Equipment & Supplies - 2.48%
45	Greatbatch, Inc. *	1,173
23	ICU Medical, Inc. *	803
42	Kyphon Inc. *	1,684
20	Neurometrix Inc. *	744
29	Thoratec Corporation *	574
		4,978
	Health Care Providers & Services - 3.62%
28	Centene Corporation *	564
44	Chemed Corporation	2,116
7	Computer Programs and Systems, Inc.	258
42	LCA-Vision Inc.	1,764
8	Magellan Health Services, Inc. *	238
72	Sunrise Senior Living, Inc. *	2,329
		7,269
	Hobby, Toy, and Game Shops - 0.30%
25	Build-A-Bear-Workshop, Inc. *	599
	Hospital and Medical Service Plans - 0.63%
40	WellCare Health Plans Inc *	1,260
	Hotels Restaurants & Leisure - 1.74%
12	Ambassadors Group, Inc.	311
29	Papa John's International, Inc. *	1,506
66	Shuffle Master, Inc. *	1,674
		3,491
	Household Durables - 1.42%
45	Ethan Allen Interiors Inc.	1,522
59	The Yankee Candle Company, Inc.	1,334
		2,856
	Industrial Conglomerates - 0.44%
28	Raven Industries, Inc.	880
	Information Retrieval Services - 0.33%
25	Bankrate, Inc. *	668
	Internet & Catalog Retail - 2.39%
110	Coldwater Creek Inc. *	2,969
44	Netflix Inc. *	1,162
33	Stamps.com Inc. *	665
		4,796
	Internet Software & Services - 5.07%
74	aQuantive, Inc. *	1,602
52	CNET Networks, Inc. *	707
48	Digital Insight Corporation *	1,432
33	Digital River, Inc. *	924
53	EarthLink, Inc. *	584
17	j2 Global Communications, Inc. *	752
35	United Online, Inc.	469
70	ValueClick, Inc. *	1,225
42	Websense, Inc. *	2,481
		10,176
	Leisure Equipment & Products - 0.92%
125	Oakley, Inc.	1,850
	Machinery - 3.00%
34	Astec Industries, Inc. *	964
25	Ceradyne, Inc. *	980
17	Freightcar America Inc.	744
16	The Middleby Corporation *	1,160
38	Reliance Steel & Aluminum Co.	2,167
		6,015
	Marine - 1.39%
54	Kirby Corporation *	2,790
	Metals & Mining - 2.37%
13	Cleveland-Cliffs Inc.	1,060
32	Quanex Corporation	1,853
39	Titanium Metals Corporation *	1,841
		4,754
	Minerals and Resources - 0.70%
59	Alpha Natural Resources, Inc. *	1,401
	Multiline Retail - 0.16%
11	Conn's, Inc. *	322
	Oil & Gas - 5.06%
26	Berry Petroleum Company	1,556
16	Denbury Resources Inc. *	698
46	Frontier Oil Corporation	1,697
37	Holly Corporation	2,131
50	KCS Energy, Inc. *	1,206
24	Remington Oil & Gas Corporation *	840
69	W&T Offshore, Inc.	2,015
		10,143
	Orthopedic, Prosthetic, and Surgical Appliances and Supplies - 0.35%
27	CNS, Inc.	704
	Personal Products - 0.69%
69	NBTY, Inc. *	1,381
	Pharmaceuticals - 0.21%
23	Salix Pharmaceuticals, Ltd. *	413
	Road & Rail - 1.95%
35	AMERCO	2,041
21	Arkansas Best Corporation	814
30	Old Dominion Freight Line, Inc. *	1,062
		3,917
	Roofing, Siding, and Insulation Materials - 0.67%
49	Beacon Roofing Supply, Inc. *	1,336
	Security Brokers, Dealers, and Flotation Companies - 0.80%
85	optionsXpress Holdings Inc.	1,603
	Semiconductor & Semiconductor Equipment - 2.21%
34	Cymer, Inc. *	1,185
121	Micrel, Incorporated *	1,210
35	Microsemi Corporation *	811
64	PMC-Sierra, Inc. *	454
21	Supertex, Inc. *	770
		4,430
	Semiconductors and Related Devices - 0.29%
30	Netlogic Microsystems Inc. *	587
	Software - 4.93%
48	Advent Software, Inc. *	1,474
124	Informatica Corporation *	1,476
11	MICROS Systems, Inc. *	505
10	MicroStrategy Incorporated *	709
35	Progress Software Corporation *	1,090
15	Quality Systems, Inc.	1,003
22	SPSS Inc. *	501
38	TALX Corporation	1,502
60	Transaction Systems Architects, Inc. *	1,621
		9,881
	Specialty Retail - 5.09%
6	Building Materials Holding Corporation	510
38	CSK Auto Corporation *	575
50	The Dress Barn, Inc. *	1,328
39	Genesco Inc. *	1,435
81	Guess?, Inc. *	2,197
28	Jos. A. Bank Clothiers, Inc. *	1,143
75	Pacific Sunwear of California, Inc. *	1,876
52	Select Comfort Corporation *	1,139
		10,203
	Surgical and Medical Instruments and Apparatus - 0.23%
10	Foxhollow Technologies Inc. *	453
	Telephone Communications, Except Radiotelephone - 0.47%
74	Valor Communications Group, Inc.	942
	Textiles, Apparel & Luxury Goods - 3.25%
62	Carter's, Inc. *	3,915
20	K-Swiss Inc.	609
27	Oxford Industries, Inc.	1,330
29	The Warnaco Group, Inc. *	658
		6,512
	Thrifts & Mortgage Finance - 0.31%
17	Accredited Home Lenders Holding Company *	614
	Trading Companies & Distributors - 2.38%
41	Interline Brands, Inc. *	801
52	MSC Industrial Direct Co., Inc.	1,985
35	Watsco, Inc.	1,989
		4,775
	TOTAL COMMON STOCKS (Cost $197,336)	199,020
	SHORT TERM INVESTMENTS - 2.12%
	Investment Companies - 2.12%
4,244	SEI Daily Income Trust Government Fund - Class B	4,244
	TOTAL SHORT TERM INVESTMENTS (Cost $4,244)	4,244
	Total Investments (Cost $201,580) - 101.35%	203,264
	Liabilities in Excess of Other Assets - (1.35)%	(2,706)
	TOTAL NET ASSETS - 100.00%	$200,558

* Non Income Producing

MDT Small Cap Value Fund
Schedule of Investments
October 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.60%
	Aerospace & Defense - 1.28%
45	AAR CORP. *	$717
23	Kaman Corporation	539
		1,256
	Airlines - 3.64%
44	Alaska Air Group, Inc. *	1,388
75	SkyWest, Inc.	2,198
		3,586
	Automobiles & Components - 0.93%
42	American Axle & Manufacturing Holdings, Inc.	916
	Capital Markets - 0.28%
8	Piper Jaffray Companies, Inc. *	275
	Commercial Banks - 2.84%
3	BancFirst Corporation	249
23	Citizens Banking Corporation	670
8	City Holding Company	293
68	First BanCorp.	777
15	Susquehanna Bancshares, Inc.	346
15	WesBanco, Inc.	461
		2,796
	Commercial Services & Supplies - 2.75%
22	Banta Corporation	1,107
30	CDI Corp.	827
24	Heidrick & Struggles International, Inc. *	775
		2,709
	Communications Equipment - 1.97%
8	Black Box Corporation	321
83	CommScope, Inc. *	1,620
		1,941
	Computers & Peripherals - 3.63%
52	Intergraph Corporation *	2,516
34	UNOVA, Inc. *	1,054
		3,570
	Construction Materials - 1.95%
18	Eagle Materials Inc.	1,917
	Diversified Financial Services - 1.44%
38	GATX Corporation	1,420
	Diversified Metals & Mining - 3.16%
83	Foundation Coal Holdings, Inc.	3,112
	Electric Utilities - 6.02%
37	Cleco Corporation	784
68	Duquesne Light Holdings Inc.	1,135
42	IDACORP, Inc	1,213
45	PNM Resources Inc.	1,141
75	Westar Energy, Inc.	1,657
		5,930
	Electrical Equipment - 0.48%
22	Encore Wire Corporation *	474
	Electronic Equipment & Instruments - 1.51%
29	Agilysys, Inc.	433
53	KEMET Corporation *	367
39	Plexus Corp. *	689
		1,489
	Energy Equipment & Services - 7.07%
29	Dril-Quip, Inc. *	1,186
22	GulfMark Offshore, Inc. *	628
65	Helmerich & Payne, Inc.	3,601
50	Maverick Tube Corporation *	1,548
		6,963
	Food & Staples Retailing - 4.87%
76	Longs Drug Stores Corporation	3,170
60	Ruddick Corporation	1,321
8	Weis Markets, Inc.	305
		4,796
	Food Products - 2.29%
60	Fresh Del Monte Produce Inc.	1,564
20	Sanderson Farms, Inc.	690
		2,254
	Gas Utilities - 5.13%
67	Atmos Energy Corporation	1,762
15	The Laclede Group, Inc.	448
24	New Jersey Resources Corporation	1,036
18	Northwest Natural Gas Company	623
38	WGL Holdings Inc.	1,181
		5,050
	Health Care Equipment & Supplies - 2.03%
15	Analogic Corporation	702
23	Greatbatch, Inc. *	600
20	ICU Medical, Inc. *	698
		2,000
	Hotels Restaurants & Leisure - 0.88%
21	Jack in the Box Inc. *	624
19	Luby's, Inc. *	239
		863
	Household Durables - 2.10%
7	Cavco Industries, Inc. *	276
10	Lifetime Brands, Inc.	234
6	M/I Homes, Inc.	269
18	Palm Harbor Homes, Inc. *	332
45	Technical Olympic USA, Inc.	951
		2,062
	Insurance - 8.93%
53	AmerUs Group Co.	3,133
30	Horace Mann Educators Corporation	582
38	Ohio Casualty Corporation	1,037
26	The Phoenix Companies, Inc.	337
9	ProAssurance Corporation *	421
8	RLI Corp.	430
10	State Auto Financial Corporation	330
23	Stewart Information Services Corporation	1,172
14	United Fire & Casualty Company	630
16	Zenith National Insurance Corp.	720
		8,792
	Investment Banking & Brokerage - 0.70%
72	Knight Capital Group, Inc. *	689
	IT Services - 0.43%
29	Sykes Enterprises, Incorporated *	419
	Leisure Equipment & Products - 1.10%
73	Oakley, Inc.	1,080
	Machinery - 0.74%
15	Cascade Corporation	730
	Metals & Mining - 5.48%
17	Carpenter Technology Corporation	1,025
45	Commercial Metals Company	1,431
28	Oregon Steel Mills, Inc. *	711
17	Titanium Metals Corporation *	802
71	Worthington Industries, Inc.	1,428
		5,397
	Multiline Retail - 0.66%
22	Conn's, Inc. *	644
	Oil & Gas - 6.64%
7	Cabot Oil & Gas Corporation	321
54	Encore Acquisition Company *	1,853
30	Holly Corporation	1,728
37	St. Mary Land & Exploration Company	1,258
30	Stone Energy Corporation *	1,377
		6,537
	Road & Rail - 1.66%
28	AMERCO	1,633
	Semiconductor & Semiconductor Equipment - 1.42%
15	Cohu, Inc.	347
15	DSP Group, Inc. *	369
38	Photronics, Inc. *	684
		1,400
	Software - 0.27%
14	EPIQ Systems, Inc. *	267
	Specialty Retail - 7.39%
31	The Buckle, Inc.	1,142
8	Burlington Coat Factory Warehouse Corporation	308
25	The Cato Corporation	500
24	The Dress Barn, Inc. *	638
102	The Men's Wearhouse, Inc. *	2,519
36	Payless ShoeSource, Inc. *	661
53	Too Inc. *	1,506
		7,274
	Textiles, Apparel & Luxury Goods - 0.39%
15	Steven Madden, Ltd. *	385
	Thrifts & Mortgage Finance - 8.28%
11	Anchor BanCorp Wisconsin, Inc.	348
52	Corus Bankshares, Inc.	2,855
32	Downey Financial Corp.	1,950
30	FirstFed Financial Corp. *	1,605
22	MAF Bancorp, Inc.	914
16	PFF Bancorp, Inc.	481
		8,153
	Trucking - 0.26%
11	USA Truck, Inc. *	255
	TOTAL COMMON STOCKS (Cost $101,237)	99,034
	SHORT TERM INVESTMENTS - 1.97%
	Investment Companies - 1.97%
1,939	SEI Daily Income Trust Government Fund - Class B	1,939
	TOTAL SHORT TERM INVESTMENTS (Cost $1,939)	1,939
	Total Investments (Cost $103,176) - 102.57%	100,973
	Liabilities in Excess of Other Assets - (2.57)%	(2,530)
	TOTAL NET ASSETS - 100.00%	$98,443

* Non Income Producing

MDT Balanced Growth
Schedule of Investments
October 31, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 59.16%
	Aerospace & Defense - 0.60%
1,500	General Dynamics Corporation	$174,450
700	Lockheed Martin Corporation	42,392
2,100	Raytheon Company	77,595
2,800	United Technologies Corporation	143,584
		438,021
	Air Freight & Logistics - 0.11%
2,000	Ryder System, Inc.	79,340
	Automobiles & Components - 0.04%
1,300	American Axle & Manufacturing Holdings, Inc.	28,340
	Biotechnology - 1.49%
300	Celgene Corporation *	16,830
11,800	Genentech, Inc. *	1,069,080
		1,085,910
	Capital Markets - 4.28%
100	A.G. Edwards, Inc.	4,232
12,600	The Goldman Sachs Group, Inc.	1,592,262
8,500	Merrill Lynch & Co, Inc.	550,290
17,900	Morgan Stanley	973,939
		3,120,723
	Chemicals - 0.04%
600	FMC Corporation *	32,664
	Commercial Banks - 2.27%
6,500	AmSouth Bancorporation	163,995
5,600	Comerica Incorporated	323,568
2,800	Fifth Third Bancorp	112,476
1,600	First BanCorp.	18,272
700	Huntington Bancshares Incorporated	16,282
10,700	KeyCorp	344,968
1,000	M&T Bank Corporation	107,580
16,800	National City Corporation	541,464
900	Regions Financial Corporation	29,295
		1,657,900
	Commercial Services & Supplies - 0.43%
500	Administaff, Inc.	21,160
800	Dun & Bradstreet Corporation *	50,656
700	Jackson Hewitt Tax Service Inc.	17,304
1,000	Monster Worldwide Inc. *	32,810
700	Resources Connection, Inc. *	19,985
4,100	Robert Half International Inc.	151,208
200	Strayer Education, Inc.	17,902
		311,025
	Communications Equipment - 2.87%
64,800	Cisco Systems, Inc. *	1,130,760
2,000	Corning Incorporated *	40,180
10,000	Juniper Networks, Inc. *	233,300
17,300	QUALCOMM Inc	687,848
		2,092,088
	Computers & Peripherals - 1.32%
25,000	Dell Inc. *	797,000
3,100	Lexmark International, Inc. *	128,712
1,300	UNOVA, Inc. *	40,300
		966,012
	Construction & Engineering - 0.06%
1,200	McDermott International, Inc. *	43,596
	Construction Materials - 0.17%
2,000	Lafarge North America Inc.	121,020
	Consumer Finance - 0.45%
3,200	AmeriCredit Corp. *	71,520
4,600	SLM Corporation	255,438
		326,958
	Diversified Financial Services - 2.72%
100	Chicago Mercantile Exchange Holdings Inc.	36,515
12,500	CIT Group Inc.	571,625
600	GFI Group Inc. *	26,976
33,700	JPMorgan Chase & Co.	1,234,094
2,200	Moody's Corporation	117,172
		1,986,382
	Electric Utilities - 0.38%
500	American Electric Power Company, Inc.	18,980
3,800	DTE Energy Company	164,160
1,200	Edison International	52,512
1,000	Progress Energy, Inc.	43,590
		279,242
	Electronic Equipment & Instruments - 0.29%
2,400	Ingram Micro Inc. *	43,440
4,500	Jabil Circuit, Inc. *	134,325
1,400	National Instruments Corporation	33,460
		211,225
	Energy Equipment & Services - 0.98%
6,900	BJ Services Company	239,775
600	CARBO Ceramics Inc.	35,496
700	Maverick Tube Corporation *	21,672
4,700	Transocean Inc. *	270,203
2,400	Weatherford International Ltd. *	150,240
		717,386
	Food & Staples Retailing - 0.53%
8,200	Wal-Mart Stores, Inc.	387,942
	Food Products - 0.08%
1,900	Pilgrim's Pride Corporation	59,812
	Health Care Equipment & Supplies - 0.21%
1,200	Dade Behring Holdings, Inc.	43,212
300	IDEXX Laboratories, Inc. *	21,039
700	Intuitive Surgical, Inc. *	62,111
600	Kyphon Inc. *	24,054
		150,416
	Health Care Providers & Services - 1.67%
3,600	Caremark Rx, Inc. *	188,640
900	Community Health Systems Inc. *	33,399
1,400	Express Scripts, Inc. *	105,574
1,900	Laboratory Corporation of America Holdings *	91,675
500	LCA-Vision Inc.	21,005
1,100	Lincare Holdings Inc. *	44,935
400	Omnicare, Inc.	21,640
1,300	Pharmaceutical Product Development, Inc.	74,711
11,000	UnitedHealth Group Incorporated	636,790
		1,218,369
	Hotels Restaurants & Leisure - 0.48%
500	CBRL Group, Inc.	17,350
600	Choice Hotels International, Inc.	19,854
1,300	Hilton Hotels Corporation	25,285
600	Landry's Restaurants, Inc.	16,500
900	Las Vegas Sands Corp. *	30,870
700	Shuffle Master, Inc. *	17,752
6,600	Starbucks Corporation *	186,648
700	Yum! Brands, Inc	35,609
		349,868
	Household Durables - 2.21%
700	American Greetings Corporation	17,675
2,400	Beazer Homes USA, Inc.	139,080
3,000	Centex Corporation	193,050
8,300	D.R. Horton, Inc.	254,727
1,200	Harman International Industries, Incorporated	119,832
800	Hovnanian Enterprises, Inc. *	35,992
1,200	Leggett & Platt, Incorporated	24,048
4,000	Lennar Corporation	222,320
900	M.D.C. Holdings, Inc.	61,740
300	M/I Homes, Inc.	13,470
8,200	Pulte Homes, Inc.	309,878
2,000	Standard-Pacific Corp.	77,160
1,400	Technical Olympic USA, Inc.	29,596
2,400	Toll Brothers, Inc. *	88,584
1,100	WCI Communities, Inc. *	27,522
		1,614,674
	Household Products - 0.37%
5,100	Colgate-Palmolive Company	270,096
	Industrial Conglomerates - 0.87%
6,600	3M Co.	501,468
1,900	Textron Inc.	136,876
		638,344
	Insurance - 8.45%
25,950	The Allstate Corporation	1,369,900
900	AMBAC Financial Group, Inc.	63,801
1,800	American Financial Group, Inc.	61,524
700	American International Group, Inc.	45,360
800	AmerUs Group Co.	47,296
3,600	Assurant, Inc.	137,520
8,500	The Chubb Corporation	790,245
4,200	Conseco, Inc. *	85,260
3,300	Genworth Financial Inc.	104,577
8,700	Hartford Financial Services Group, Inc.	693,825
800	Horace Mann Educators Corporation	15,528
1,000	LandAmerica Financial Group, Inc.	63,160
2,800	Loews Corporation	260,344
1,600	MBIA Inc.	93,184
1,400	Mercury General Corporation	84,630
22,000	Metlife, Inc.	1,087,020
1,400	Nationwide Financial Services, Inc. - Class A	56,546
1,200	Ohio Casualty Corporation	32,736
500	Protective Life Corporation	21,920
4,000	SAFECO Corporation	222,800
500	Selective Insurance Group, Inc.	27,455
10,800	The St. Paul Travelers Companies, Inc.	486,324
700	StanCorp Financial Group, Inc.	64,470
500	State Auto Financial Corporation	16,470
400	Stewart Information Services Corporation	20,372
700	Torchmark Corporation	36,981
4,050	W.R. Berkley Corporation	176,985
		6,166,233
	Internet & Catalog Retail - 0.68%
1,100	Coldwater Creek Inc. *	29,689
11,700	eBay, Inc. *	463,320
		493,009
	Internet Software & Services - 0.31%
1,500	CNET Networks, Inc. *	20,385
500	Websense, Inc. *	29,540
4,800	Yahoo! Inc. *	177,456
		227,381
	IT Services - 0.39%
500	Affiliated Computer Services, Inc. *	27,055
1,600	Computer Sciences Corporation *	82,000
1,200	Fiserv, Inc. *	52,416
600	Global Payments Inc.	25,710
1,900	Iron Mountain Incorporated *	74,100
700	Paychex, Inc.	27,132
		288,413
	Machinery - 0.94%
2,700	Danaher Corporation	140,670
6,200	Deere & Company	376,216
500	Dover Corporation	19,490
500	Eaton Corporation	29,415
700	ITT Industries, Inc.	71,120
1,000	Joy Global Inc.	45,870
		682,781
	Media - 0.46%
600	Getty Images, Inc. *	49,806
400	John Wiley & Sons, Inc.	15,680
600	The McGraw-Hill Companies, Inc.	29,364
2,900	Omnicom Group Inc.	240,584
		335,434
	Metals & Mining - 1.25%
500	Carpenter Technology Corporation	30,150
1,500	Commercial Metals Company	47,685
4,800	Nucor Corporation	287,280
2,100	Peabody Energy Corporation	164,136
2,700	Phelps Dodge Corporation	325,269
1,100	Steel Dynamics, Inc.	34,067
1,000	Worthington Industries, Inc.	20,120
		908,707
	Multiline Retail - 0.25%
1,300	Dollar General Corporation	25,272
2,300	J.C. Penney Company, Inc.	117,760
2,300	Saks Incorporated *	41,745
		184,777
	Multi-Utilities & Unregulated Power - 0.16%
2,200	ONEOK, Inc.	63,228
4,400	Reliant Energy Inc. *	55,880
		119,108
	Oil & Gas - 8.96%
5,400	Amerada Hess Corporation	675,540
13,700	Anadarko Petroleum Corporation	1,242,727
11,400	Apache Corporation	727,662
25,800	ChevronTexaco Corporation	1,472,406
5,600	ConocoPhillips	366,128
700	The Houston Exploration Company *	36,085
2,000	Kerr-McGee Corporation	170,080
9,400	Marathon Oil Corporation	565,504
700	Murphy Oil Corporation	32,795
2,900	Newfield Exploration Company *	131,457
10,800	Occidental Petroleum Corporation	851,904
1,600	OMI Corporation	28,928
1,100	Overseas Shipholding Group, Inc.	52,360
400	Pioneer Natural Resources Company	20,020
2,000	Pogo Producing Company	101,000
700	Stone Energy Corporation *	32,130
800	Swift Energy Company *	34,928
		6,541,654
	Paper & Forest Products - 0.11%
3,100	Louisiana-Pacific Corporation	77,283
	Pharmaceuticals - 0.31%
11,200	Schering-Plough Corporation	227,808
	Real Estate - 5.85%
5,750	Archstone-Smith Trust	233,277
2,700	Avalonbay Communities, Inc.	232,875
3,650	Boston Properties, Inc.	252,653
3,600	CenterPoint Properties Trust	164,016
5,950	Developers Diversified Realty Corporation	259,896
7,800	Duke Realty Corporation	265,980
6,100	Equity Residential	239,425
3,450	Federal Realty Investment Trust	209,242
7,400	General Growth Properties, Inc.	314,352
7,700	Health Care Property Investors, Inc.	195,965
2,800	Hospitality Properties Trust	111,160
9,000	Kimco Realty Corporation	266,580
5,000	Plum Creek Timber Company, Inc.	194,500
7,150	Prentiss Properties Trust	282,139
3,800	ProLogis	163,400
2,900	Public Storage, Inc.	191,980
10,450	Taubman Centers, Inc.	344,537
4,250	Vornado Realty Trust	344,250
		4,266,227
	Road & Rail - 1.40%
600	Arkansas Best Corporation	23,256
14,500	Burlington Northern Santa Fe Corporation	899,870
1,800	CSX Corporation	82,458
900	Swift Transportation Co., Inc. *	16,425
		1,022,009
	Semiconductor & Semiconductor Equipment - 1.69%
4,500	Microchip Technology, Incorporated	135,765
600	Microsemi Corporation *	13,902
38,000	Texas Instruments Incorporated	1,084,900
		1,234,567
	Software - 0.42%
1,900	Autodesk, Inc.	85,747
500	Fair Isaac Corporation	20,880
2,000	Intuit Inc. *	91,860
4,200	Red Hat, Inc. *	97,524
500	Transaction Systems Architects, Inc. *	13,505
		309,516
	Specialty Retail - 0.74%
1,200	Borders Group, Inc.	23,556
3,600	Chico's FAS, Inc. *	142,344
11,400	The Gap, Inc.	196,992
800	Guess?, Inc. *	21,696
3,400	Urban Outfitters, Inc. *	96,322
1,100	Weight Watchers International, Inc. *	57,827
		538,737
	Textiles, Apparel & Luxury Goods - 0.42%
600	Carter's, Inc. *	37,890
8,400	Coach, Inc. *	270,312
		308,202
	Thrifts & Mortgage Finance - 1.19%
1,350	Astoria Financial Corporation	37,733
800	Downey Financial Corp.	48,760
800	FirstFed Financial Corp. *	42,792
4,700	Golden West Financial Corporation	276,031
3,100	MGIC Investment Corporation	183,644
1,100	NewAlliance Bancshares, Inc.	15,862
2,900	The PMI Group, Inc.	115,652
2,800	Radian Group Inc.	145,880
		866,354
	Trading Companies & Distributors - 0.26%
1,800	Fastenal Company	126,234
1,000	MSC Industrial Direct Co., Inc.	38,180
400	Watsco, Inc.	22,732
		187,146
	TOTAL COMMON STOCKS (Cost $37,400,896)	43,172,699
Principal
Amount
	CORPORATE BONDS - 4.36%
$ 250,000	The Bear Stearns Companies Inc. Medium-Term Floating Rate Notes
	4.136%, 06/19/2006	250,421
125,000	Boeing Capital Corporation Senior Notes
	5.650%, 05/15/2006	125,869
200,000	Cit Group, Inc.
	2.875%, 09/29/2006	196,691
200,000	Ford Motor Credit Co. Notes
	6.875%, 02/01/2006	199,909
300,000	General Motors Acceptance Corporation Notes
	6.125%, 02/01/2007	297,138
400,000	GTE North, Inc. Notes
	6.900%, 11/01/2008	412,798
300,000	Household Finance Corporation Notes
	7.200%, 07/15/2006	305,061
100,000	Masco Corporation Notes
	6.750%, 03/15/2006	100,762
400,000	Merrill Lynch & Co Inc.
	4.092%, 01/31/2008	399,554
250,000	Safeway, Inc. Notes
	4.800%, 07/16/2007	248,739
300,000	SLM Corporation Notes
	3.950%, 08/15/2008	291,634
250,000	TCI Communications, Inc. Senior Notes
	6.875%, 02/15/2006	251,348
100,000	Washington Mutual, Inc. Notes
	7.500%, 08/15/2006	101,887
	TOTAL CORPORATE BONDS (Cost $3,235,032)	3,181,811

Shares
	EXCHANGE TRADED FUNDS - 4.15%
	Exchange Traded Funds - 4.15%
53,750	iShares MSCI EAFE Index Fund	3,023,438
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,798,467)	3,023,438
Principal
Amount
	NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES - 10.89%
$ 1,000,000	American Home Mortgage Investment Trust
	Series 2004-3, 5.010%, 10/25/2034	988,930
573,466	Banc of America Commercial Mortgage Inc.
	Series 2000-2, 7.020%, 09/15/2032	597,301
103,241	Bank of America Funding Corporation Mortgage Pass-Through Certificates
	Series 2003-1, Class A1, 6.000%, 09/20/2032	102,813
7,688	Bear Stearns Mortgage Securities, Inc. Mortgage Variable Rate Pass-Thru Certificates
	Series 1997-6, Class 1-A, 6.668%, 03/25/2031	7,614
404,313	Chase Mortgage Finance Trust Mortgage Pass-Through Certificates
	Series 2003-S1, 5.250%, 02/25/2018	404,083
1,000,000	Citicorp Mortgage Securities Inc. Pass-Through Certificates
	Series 2003-11, Class 1A4, 5.250%, 12/25/2033	983,635
802,550	Community Program Loan Trust Asset-Backed Certificates
	1987-A, Class A4, 4.500%, 10/01/2018	790,063
	CS First Boston Mortgage Securities Corporation Mortgage Backed Pass-Through Certificates
76,805	Series 2002-HE4, Class AF, 5.510%, 08/25/2032	77,072
654,432	Series 2002-34, Class DB, 6.355%, 12/25/2032 (a) (Acquired 03/17/2005; Cost $485,525)	509,637
337,039	Indymac Home Equity Loan Asset-Backed Trust Certificates
	Series 2004-C, Class 1A1, 4.140%, 03/25/2035	337,501
750,262	Master Asset Securitization Trust Collateralized Mortgage Obligation
	2003-6, Class 9A1, 4.250%, 07/25/2033	725,601
452,714	MMCA Automobile Trust Asset-Backed Certificates
	Series 2002-2, Class C, 5.550%, 03/15/2010	446,884
500,000	Peoples Choice Home Loan Securities Trust Pass-Through Certificates
	Series 2004-1, Class B1, 5.000%, 06/25/2034	470,967
510,062	Vendee Mortgage Trust Pass-Through Certificates
	Series 1994-3A, Class 1ZB, 6.500%, 09/15/2024	527,179
1,000,000	WAMU Floating Rate Mortgage Pass-Through Certificates
	2003-AR9, Class 1A6, 4.057%, 09/25/2033	976,187
	TOTAL NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES (Cost $8,064,000)	7,945,467
	UNITED STATES GOVERNMENT & AGENCY ISUES - 16.54%
	FHLMC Bonds
1,000,000	3.500%, 09/08/2006	991,664
1,000,000	5.125%, 10/15/2008	1,012,085
305,315	FHLMC Guaranteed Real Estate Mortgage Investment Conduit Inverse Variable Rate Pass-Thru Certificates
	Series 2648, Class TS, 10.833%, 07/15/2033	300,502
	FHLMC Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
130,375	Series 2366, Class VG, 6.000%, 06/15/2011	131,986
330,641	Series 2676, Class JA, 4.000%, 08/15/2013	329,085
57,849	Series 1595, Class D, 7.000%, 10/15/2013	59,197
150,000	Series 2672, Class NB, 4.000%, 05/15/2016	140,249
166,574	Series 2636, Class Z, 4.500%, 06/15/2018	156,326
500,000	Series 2663, Class LN, 4.500%, 01/15/2022	497,268
23,268	Series 1311, Class K, 7.000%, 07/15/2022	23,240
47,563	Series 1384, Class D, 7.000%, 09/15/2022	47,604
125,000	Series 2626, Class NA, 5.000%, 06/15/2023	124,821
170,487	Series 1568, Class D, 6.750%, 08/15/2023	175,816
750,000	Series 1686, Class PJ, 5.000%, 02/15/2024	745,879
700,694	Series 2647, Class A, 3.250%, 04/15/2032	643,742
75,000	Series 2497, Class JH, 6.000%, 09/15/2032	76,394
	FHLMC Participation Certificates
289,731	Pool #E0-1538, 5.000%, 12/01/2018	286,100
209,440	Pool #42-0173, 5.750%, 04/01/2030	212,087
	FNMA Guaranteed Mortgage Pass-Thru Certificates
47,328	Pool #408761, 7.000%, 12/01/2012	49,425
14,160	Pool #512255, 7.500%, 09/01/2014	14,960
88,738	Pool #609554, 7.500%, 10/01/2016	93,753
445,252	Pool #754886, 4.500%, 09/01/2018	438,201
	FNMA Guaranteed Real Estate Mortgage Investment Conduit Inverse Variable Rate Pass-Thru Certificates
113,851	Series 1993-113, Class SB, 9.749%, 07/25/2023	123,473
	FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
33,263	Series 2001-37, Class GA, 8.000%, 07/25/2016	34,070
150,000	Series 2003-32, Class KC, 5.000%, 05/25/2018	145,948
538,891	Series 2002-1, Class HC, 6.500%, 02/25/2022	555,061
129,754	Series 2003-79, Class NM, 4.000%, 05/25/2022	124,890
230,662	Series 1992G-044, Class ZQ, 8.000%, 07/25/2022	245,296
90,892	Series 1992-188, Class PZ, 7.500%, 10/25/2022	95,083
361,720	Series 2003-66, Class MB, 3.500%, 05/25/2023	338,853
840,000	Series 1997-81, Class PD, 6.350%, 12/18/2027	865,071
141,814	Series 2001-61, Class TD, 6.000%, 07/25/2030	141,835
221,727	Series 2002-22, Class G, 6.500%, 04/25/2032	227,956
387,285	Series 2003-28, Class GA, 4.000%, 10/25/2032	370,949
510,394	Series 2003-49, Class JE, 3.000%, 04/25/2033	470,671
28,179	Series 2003-35, Class UC, 3.750%, 05/25/2033	26,770
	GNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
349,335	Series 1996-10, Class PD, 7.500%, 06/20/2026	365,103
36,388	Series 1999-29, Class PB, 7.250%, 07/16/2028	37,278
77,000	Series 2002-17, Class B, 6.000%, 03/20/2032	78,399
1,215,490	United States Treasury Inflation Index Note
	3.625%, 01/15/2008	1,272,182
	TOTAL UNITED STATES GOVERNMENT & AGENCY ISSUES (Cost $12,176,020)	12,069,272
Shares
	SHORT TERM INVESTMENTS - 9.21%
	Money Market Mutual Funds - 0.14%
100,039	SEI Daily Income Trust Government Fund - Class B	100,039
Principal
Amount
	United States Government & Agency Issues - 9.07%
$ 6,623,000	FHLB Discount Note, 3.502%, 11/01/2005	6,623,000
	TOTAL SHORT TERM INVESTMENTS (Cost $6,723,039)	6,723,039
	Total Investments (Cost $69,397,454) - 104.31%	76,115,726
	Liabilities in Excess of Other Assets - (4.31)%	(3,143,264)
	TOTAL NET ASSETS - 100.00%	$72,972,462

* Non Income Producing
(1) Underlying securities are stocks of foreign companies
(a) Restricted Security.

MDT Short-Term Bond Fund
Schedule of Investments
October 31, 2005 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS - 7.74%
	The Bear Stearns Companies Inc. Medium-Term Floating Rate Notes
500,000	4.136%, 06/19/2006	$ 500,842
	Boeing Capital Corporation Senior Notes
174,000	5.650%, 05/15/2006	175,209
	CIT Group, Inc.
300,000	2.875%, 09/29/2006	295,037
	General Motors Acceptance Corporation Notes
300,000	6.125%, 02/01/2007	297,138
	Masco Corporation Notes
300,000	6.750%, 03/15/2006	302,286
	Merrill Lynch & Co Inc.
375,000	4.092%, 01/31/2008	374,582
	SLM Corporation Notes
290,000	3.950%, 08/15/2008	281,912
	TCI Communications, Inc. Senior Notes
250,000	6.875%, 02/15/2006	251,348
	Washington Mutual, Inc. Notes
400,000	7.500%, 08/15/2006	407,550
	TOTAL CORPORATE BONDS (Cost $2,919,182)	2,885,904
	NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES - 34.19%
1,500,000	American Home Mortgage Investment Trust
	Series 2004-3, 5.010%, 10/25/2034	1,483,395
466,212	Americredit Automobile Receivables Trust
	2002-C, Class A4, 3.550%, 02/06/2009	462,767
339,288	Banc of America Mortgage Securities, Inc. Variable Rate Pass-Through Certificates
	2003-B, Class 2A2, 4.413%, 03/25/2033	334,855
1,000,000	Capital One Auto Finance Trust Asset-Backed Certificates
	2003-A, Class A4A, 2.470%, 01/15/2010	981,240
866,101	Citicorp Mortgage Securities
	Series 2004-5, 5.250%, 08/25/2034	860,795
802,550	Community Program Loan Trust Asset-Backed Certificates
	1987-A, Class A4, 4.500%, 10/01/2018	790,063
514,751	Countrywide Alternative Loan Trust Mortgage Pass-Through Certificates
	Series 2003-J3, Class 2A1, 6.250%, 12/25/2033	517,525
	CS First Boston Mortgage Securities Corporation Mortgage-Backed Pass Through Certificates
106,118	Series 2002-26, Class 3A5, 6.260%, 10/25/2032	110,944
467,451	Series 2002-34, Class DB, 7.009%, 12/25/2032 (a) (Acquired 03/17/2005; Cost $346,803)	364,026
200,000	Series 2003-11, Class 1A35, 5.500%, 06/25/2033	200,034
1,000,000	DaimlerChrysler Auto Trust Asset-Backed Certificates
	2004-C, Class A4, 3.280%, 12/08/2009	970,794
337,039	Indymac Home Equity Loan Asset-Backed Trust Certificates
	2004-C, Class 1A1, 3.951%, 03/25/2035	337,501
750,262	Master Asset Securitization Trust Collateralized Mortgage Obligation
	2003-6, Class 9A1, 4.250%, 07/25/2033	725,601
422,533	MMCA Automobile Trust Asset-Backed Certificates
	Series 2002-2, Class C, 5.550%, 03/15/2010	417,092
537,790	Onyx Acceptance Owner Trust Asset-Backed Notes
	2002-C, Class A4, 4.070%, 04/15/2009	537,534
500,000	Peoples Choice Home Loan Securities Trust Pass-Through Certificates
	Series 2004-1, Class B1, 5.000%, 06/25/2034	470,967
92,539	Residential Funding Mortgage Securities I, Inc. Mortgage Pas-Through Certificates
	Series 2003-S7, Class A20, 4.000%, 05/25/2033	90,537
709,890	Ryland Acceptance Corporation Four Mortgage Pass-Through Certificates
	Series 40, 8.950%, 06/01/2017	723,182
1,020,123	Vendee Mortgage Trust Pass-Through Certificates
	Series 1994-3A, Class 1ZB, 6.500%, 09/15/2024	1,054,358
	WFS Financial Owner Trust Auto Receivable Backed Notes
323,969	Series 2002-1, Class A4A, 4.870%, 09/20/2009	324,384
1,000,000	Series 2003-2, Class A4, 2.410%, 12/20/2010	983,295
	TOTAL NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES (Cost $12,844,103)	$ 12,740,889
	UNITED STATES GOVERNMENT & AGENCY ISSUES - 49.17%
1,000,000	FHLB Bonds
	3.000%, 05/15/2006	992,645
191,051	FHLMC Guaranteed Real Estate Mortgage Investment Conduit Inverse Variable Rate Pass-Thru Certificates
	Series 2648, Class TS, 10.833%, 07/15/2033	188,039
	FHLMC Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
129,163	Series 1211, Class L, 7.000%, 03/15/2007	129,029
123,602	Series 1624, Class KZ, 6.000%, 12/15/2008	125,151
661,282	Series 2676, Class JA, 4.000%, 08/15/2013	658,170
158,833	Series 1596, Class D, 6.500%, 10/15/2013	162,923
295,032	Series 1595, Class D, 7.000%, 10/15/2013	301,906
200,000	Series 2695, Class DB, 4.000%, 09/15/2015	195,126
369,576	Series 2345, 6.500%, 08/15/2016	380,845
566,056	Series 2632, Class A, 4.000%, 01/15/2018	544,718
16,349	Series 141, Class D, 5.000%, 05/15/2021	16,314
5,250	Series 1096, Class E, 7.000%, 06/15/2021	5,243
1,000,000	Series 2663, Class LN, 4.500%, 01/15/2022	994,536
200,000	Series 1686, Class PJ, 5.000%, 02/15/2024	198,901
443,355	Series 2756, Class NA, 5.000%, 02/15/2024	436,546
281,884	Series 2091, Class PG, 6.001%, 11/15/2028	287,153
709,073	Series 2694, Class BA, 4.000%, 06/15/2031	692,654
700,694	Series 2647, Class A, 3.250%, 04/15/2032	643,742
	FHLMC Participation Certificates
190,607	Pool #M9-0767, 4.500%, 11/01/2007	190,146
198,079	Pool #M9-0766, 5.000%, 11/01/2007	198,698
46,981	Pool #A0-1379, 8.500%, 10/01/2010	48,716
61,248	Pool #E6-5440, 7.500%, 11/01/2010	62,744
436,932	Pool #E9-9748, 8.000%, 11/01/2015	457,896
72,249	Pool #G3-0067, 7.500%, 03/01/2017	76,642
434,596	Pool #E0-1538, 5.000%, 12/01/2018	429,150
149,605	Pool #A0-1858, 8.500%, 07/01/2021	164,848
118,098	Pool #C9-0493, 6.500%, 11/01/2021	122,041
314,160	Pool #42-0173, 5.750%, 04/01/2030	318,130
	FHLMC Variable Rate Participation Certificates
60,847	Pool #39-0260, 3.645%, 10/01/2030	60,826
23,592	Pool #42-0196, 5.311%, 11/01/2030	23,731
1,000,000	FNMA Floating Rate Notes,
	4.651%, 02/17/2009	1,001,540
	FNMA Guaranteed Mortgage Pass-Thru Certificates
662,785	Pool #254863, 4.000%, 08/01/2013	636,839
123,620	Pool #313806, 7.500%, 02/01/2014	126,026
45,073	Pool #512255, 7.500%, 09/01/2014	47,620
203,764	Pool #609554, 7.500%, 10/01/2016	215,279
17,769	FNMA Guaranteed Real Estate Mortgage Investment Conduit Inverse Variable Rate Pass-Thru Certificates
	Series 1993-179, Class FO, 4.000%, 10/25/2023	17,733
	FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
537,850	Series 1993-068, Class PL, 7.000%, 05/25/2008	546,926
85,000	Series 1993-135, Class PJ, 6.500%, 07/25/2008	87,397
200,825	Series 1994-007, Class PG, 6.500%, 01/25/2009	204,038
98,579	Series 1993-204, Class VE, 6.100%, 02/25/2009	100,272
250,000	Series 1993-049, Class H, 7.000%, 04/25/2013	260,455
200,000	Series 2002-43, Class B, 6.000%, 07/25/2017	204,935
495,723	Series 1990-28, Class X, 9.000%, 03/25/2020	537,394
296,548	Series G-41, Class PT, 7.500%, 10/25/2021	306,149
11,185	Series 1991-141, Class PZ, 8.000%, 10/25/2021	11,620
595,764	Series G1992-044, Class ZQ, 8.000%, 07/25/2022	633,560
273,120	Series 1992-162, Class D, 7.000%, 09/25/2022	282,637
86,771	Series 1993-025, Class J, 7.500%, 03/25/2023	90,824
269,670	Series 1993-113, Class SB, 9.749%, 07/25/2023	292,461
1,500,000	Series 1997-81, Class PD, 6.350%, 12/18/2027	1,544,770
575,713	Series 2003-47, Class FP, 3.991%, 09/25/2032	577,613
510,394	Series 2003-49, Class JE, 3.000%, 04/25/2033	470,671
281,792	Series 2003-35, Class UC, 3.750%, 05/25/2033	267,698
230,788	FNMA Guaranteed Variable Rate Mortgage Pass-Thru Certificates
	Pool #316302, 6.825%, 11/01/2018	243,395
	GNMA Guaranteed Pass-Thru Certificates
9,869	Pool #365841, 7.000%, 09/15/2008	10,153
9,583	Pool #413575, 7.000%, 12/15/2010	9,983
478,416	GNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
	Series 2000-9, Class PB, 7.500%, 06/16/2026	484,757
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $18,488,671)	18,319,954
	SHORT TERM INVESTMENTS - 8.61%
Shares
	Money Market Mutual Funds - 0.27%
99,784	SEI Daily Income Trust Government Fund - Class B	99,784
Principal
Amount
	United States Government & Agency Issues - 8.34%
	FHLMC Discount Notes
$ 1,000,000	0.000%, 01/10/2006	992,290
2,115,000	2.650%, 11/01/2005	2,115,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,208,270)	3,207,074
	Total Investments (Cost $37,460,226) - 99.71%	37,153,821
	Other Assets in Excess of Liabilities - 0.29%	107,461
	TOTAL NET ASSETS - 100.00%	$37,261,282

* Non Income Producing
(a) Restricted Security.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MDT Funds

By (Signature and Title)                /s/ R. Schorr Berman
R. Schorr Berman, President

Date                      12/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ R. Schorr Berman
R. Schorr Berman, President

Date                      12/28/05

By (Signature and Title)                /s/ John C. Duane
John C. Duane, Treasurer

Date                      12/28/05